Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	12,000,000	3,531,504	3,531,504
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0
LMF ACQUISITION OPPORTUNITIES, INC.
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Stock Subject To Mandatory Redemption [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Temporary equity, shares outstanding			0
Class A Common Stock [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued		10,350,000	0
Common stock, shares outstanding		103,500,000
Common stock, shares issued	10,350,000	10,350,000
Common stock, shares issued	103,500	103,500
Common stock, shares outstanding	103,500	103,500
Class A Common Stock [Member] | Common Stock Subject To Mandatory Redemption [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Temporary equity, shares outstanding	10,350,000	10,350,000	10,350,000
Temporary equity, par value	$ 10.32	$ 10.2	$ 10.2
Class B Common Stock [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	2,587,500	2,587,500	2,156,250
Common stock, shares outstanding	2,587,500	2,587,500	2,156,250
Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	3,702,505	2,965,505	2,965,505
Series A-1 preferred stock [Member]
Temporary equity, shares outstanding		1,576,154	1,576,154
Preferred stock, shares authorized	1,601,060	1,601,060	1,601,060
Preferred stock, shares issued	1,576,154	1,576,154	1,576,154
Preferred stock, shares outstanding	1,576,154	1,576,154	1,576,154
Preferred stock, liquidation preference, value	$ 77,799	$ 77,799	$ 77,799
Series A-2 preferred stock [Member]
Temporary equity, shares outstanding		772,285	784,511
Preferred stock, shares authorized	900,495	900,495	900,495
Preferred stock, shares issued	577,791	772,285	784,511
Preferred stock, shares outstanding	577,791	772,285	784,511
Preferred stock, liquidation preference, value	$ 7,130	$ 9,530	$ 9,681
Series B preferred stock [Member]
Temporary equity, shares outstanding	633,697	439,203	426,977
Preferred stock, shares authorized	700,950	453,950	453,950
Preferred stock, shares issued	633,697	439,203	426,977
Preferred stock, shares outstanding	633,697	439,203	426,977
Preferred stock, liquidation preference, value	$ 7,821	$ 5,421	$ 5,270